Long-Term Investments (Details) - Schedule of Long-Term Investments - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity method investments:
Sub total	$ 4,279,699	$ 3,991,012
Less: impairment	(2,399,713)	(971,731)
Total	1,879,986	3,019,281
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”) [Member]
Equity method investments:
Sub total	36,967	37,056
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”) [Member]
Equity method investments:
Sub total	1,772,594	1,435,832
Beijing Jinshuibanlv Technology Co., Ltd. (“Jinshuibanlv”) [Member]
Equity method investments:
Sub total	1,126,776	1,148,665
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”) [Member]
Equity method investments:
Sub total	422,541	430,750
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”) [Member]
Equity method investments:
Sub total	281,694	287,167
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”) [Member]
Equity method investments:
Sub total	223,626	227,970
Chengdu Wanchang Enterprise Management Consulting Partnership (Limited Partnership) (“Wanchang”) [Member]
Equity method investments:
Sub total	70,424	71,792
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”) [Member]
Equity method investments:
Sub total	70,424	71,792
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”) [Member]
Equity method investments:
Sub total	70,424	71,792
Taizhou Jiamenkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Jiamenkou”) [Member]
Equity method investments:
Sub total	70,424	71,792
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”) [Member]
Equity method investments:
Sub total	70,424	71,792
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”) [Member]
Equity method investments:
Sub total	38,029	38,767
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”) [Member]
Equity method investments:
Sub total	$ 25,352	$ 25,845